Segmental analysis	12 Months Ended
Dec. 31, 2022
Operating Segments [Abstract]
Segmental analysis

9	Segmental analysis
The Chief Executive, supported by the rest of the Executive Committee, is considered the Chief Operating Decision Maker (‘CODM’) for the purposes of identifying the group’s reportable segments. Business results are assessed by the CODM on the basis of adjusted performance that removes the effects of significant items from reported results. We therefore present a reconciliation between reported and adjusted results as required by IFRSs.
Our operations are closely integrated and, accordingly, the presentation of data includes internal allocations of certain items of income and expense. These allocations include the costs of certain support services and functions to the extent that they can be meaningfully attributed to businesses and countries. While such allocations have been made on a systematic and consistent basis, they necessarily involve a degree of subjectivity. Costs that are not allocated to businesses are included in Corporate Centre.
Where relevant, income and expense amounts presented include the results of inter-segment funding along with inter-company and inter-business line transactions. All such transactions are undertaken on arm’s length terms. The intra-group elimination items for the businesses are presented in Corporate Centre.
Our businesses
HSBC provides a comprehensive range of banking and related financial services to its customers through its global businesses. The products and services offered to customers are organised by these global businesses.
Our operating model has the following material segments: WPB; CMB; a GBM business which is further split into three reportable segments MSS, GB and GBM Other reflecting the reorganisation of the GBM management structure during 2021 and a Corporate Centre. These segments are supported by Digital Business Services and eleven global functions, including Risk, Finance, Compliance, Legal, Marketing and Human Resources. These business segment are our reportable segments under IFRS 8 'Operating Segments'.
By operating segment:

Adjusted profit/(loss) before tax
	2022
	MSS	GB	GBM Other	CMB	WPB	Corporate Centre	Total
	£m	£m	£m	£m	£m	£m	£m
Net operating income before change in expected credit losses and other credit impairment charges	2,413	1,571	(8)	1,432	1,492	(118)	6,782
– of which: net interest income/(expense)	(54)	903	(16)	925	710	(564)	1,904
Change in expected credit losses and other credit impairment charges	(1)	(153)	(1)	(54)	(7)	(6)	(222)
Net operating income/(expense)	2,412	1,418	(9)	1,378	1,485	(124)	6,560
Total operating expenses	(1,940)	(932)	(318)	(593)	(908)	(115)	(4,806)
Operating profit/(loss)	472	486	(327)	785	577	(239)	1,754
Share of loss in associates and joint ventures	—	—	(2)	—	—	(28)	(30)
Adjusted profit/(loss) before tax	472	486	(329)	785	577	(267)	1,724
	%	%	%	%	%		%
Adjusted cost efficiency ratio	80.4	59.3	n/a	41.4	60.9		70.9

	2021
Net operating income/(expense) before change in expected credit losses and other credit impairment charges[1]	2,055	1,367	579	1,095	1,275	(41)	6,330
– of which: net interest income/(expense)	(232)	568	224	649	567	(22)	1,754
Change in expected credit losses and other credit impairment charges	1	140	5	7	23	(2)	174
Net operating income/(expense)	2,056	1,507	584	1,102	1,298	(43)	6,504
Total operating expenses	(2,064)	(918)	(485)	(612)	(975)	(64)	(5,118)
Operating profit/(loss)	(8)	589	99	490	323	(107)	1,386
Share of profit in associates and joint ventures	—	—	—	—	—	191	191
Adjusted profit/(loss) before tax	(8)	589	99	490	323	84	1,577
	%	%	%	%	%		%
Adjusted cost efficiency ratio	100.4	67.2	83.9	55.9	76.5		80.9

	2020
Net operating income/(expense) before change in expected credit losses and other credit impairment charges[1]	1,968	1,381	624	1,133	1,035	(144)	5,997
– of which: net interest income/(expense)	(96)	651	46	686	664	(53)	1,898
Change in expected credit losses and other credit impairment charges	1	(448)	(4)	(322)	(39)	4	(808)
Net operating income/(expense)	1,969	933	620	811	996	(140)	5,189
Total operating expenses	(1,949)	(878)	(672)	(659)	(1,128)	(86)	(5,372)
Operating profit/(loss)	20	55	(52)	152	(132)	(226)	(183)
Share of profit in associates and joint ventures	—	—	—	—	—	(1)	(1)
Adjusted profit/(loss) before tax	20	55	(52)	152	(132)	(227)	(184)
	%	%	%	%	%		%
Adjusted cost efficiency ratio	99.0	63.6	107.7	58.2	109.0		89.6
1    Net operating income before change in expected credit losses and other credit impairment charges, also referred to as revenue. It includes inter-segment revenue which is eliminated in Corporate centre, amounting to £120m (2021: £124m; 2020: £167m).
Reported external net operating income is attributed to countries on the basis of the location of the branch responsible for reporting the results or advancing the funds:

	2022	2021	2020
	£m	£m	£m
Reported external net operating income by country	4,646	6,120	5,900
– United Kingdom	3,161	2,937	2,914
– France[1]	171	1,677	1,528
– Germany	732	887	814
– Other countries[1]	582	619	644
1    2022 balances include losses on disposal of businesses classified as held-for-sale as part of a broader restructuring of our European business.

Adjusted results reconciliation
	2022			2021			2020
	Adjusted	Significant items	Reported	Adjusted	Significant items	Reported	Adjusted	Significant items	Reported
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Revenue[1]	6,782	(2,136)	4,646	6,330	(210)	6,120	5,997	(97)	5,900
ECL	(222)	—	(222)	174	—	174	(808)	—	(808)
Operating expenses	(4,806)	(547)	(5,353)	(5,118)	(344)	(5,462)	(5,372)	(1,333)	(6,705)
Share of profit/(loss) in associates and joint ventures	(30)	—	(30)	191	—	191	(1)	—	(1)
Profit/(loss) before tax	1,724	(2,683)	(959)	1,577	(554)	1,023	(184)	(1,430)	(1,614)
1 Net operating income before change in expected credit losses and other credit impairment charges, also referred to as revenue.

Adjusted profit/(loss) reconciliation
	2022	2021	2020
	£m	£m	£m
Year ended 31 Dec
Adjusted profit/(loss) before tax	1,724	1,577	(184)
Significant items	(2,683)	(554)	(1,430)
– fair value movements on financial instruments[1]	43	(5)	(3)
– European restructurings	(2,034)	(23)	—
– restructuring and other related costs	(692)	(526)	(773)
– settlements and provisions in connection with legal and regulatory matters	—	—	(9)
– impairment of other intangible assets	—	—	(645)
Reported profit/(loss) before tax	(959)	1,023	(1,614)
1 Includes fair value movements on non-qualifying hedges and debit valuation adjustments on derivatives.

Balance sheet by business
	MSS	GB	GBM Other	CMB	WPB	Corporate Centre	Total
	£m	£m	£m	£m	£m	£m	£m
31 Dec 2022
Loans and advances to customers	2,785	37,523	115	25,219	6,826	146	72,614
Customer accounts	45,320	79,606	5,903	55,749	29,211	159	215,948

31 Dec 2021
Loans and advances to customers	2,016	37,685	197	23,529	27,574	176	91,177
Customer accounts	34,243	74,179	4,355	50,297	41,939	228	205,241